Long-term Incentive Plans (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Weighted average remaining contractual life, granted	5 years
Share Purchase Options [member]
Statement [Line Items]
Number of options, outstanding, beginning	6,270,000	2,410,000	2,922,712
Number of options, Granted	6,045,000	3,920,000	1,270,000
Number of options, Forfeited/Expired	2,100,000	60,000	1,782,712
Number of options, outstanding, ending	10,215,000
Weighted average exercise price, outstanding, beginnig	$ 0.38	$ 0.76	$ 2.56
Weighted average exercise price, Granted	0.07	0.17	0.48
Weighted average exercise price, Forfeited/Cancelled	(0.60)	$ (1.66)	$ (3.51)
Weighted average exercise price, outstanding, ending	$ 0.15
Weighted average remaining contractual life, outstanding, beginning	1 year 11 months 4 days	1 year 11 months 23 days	2 years 2 months 8 days
Weighted average remaining contractual life, granted	3 years	3 years	2 years 4 months 28 days
Weighted average remaining contractual life, outstanding, ending	1 year 11 months 8 days